FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities

	December 31,
	2019	2018
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through profit or loss:
Foreign exchange forward contracts	$2	$-

Financial assets at fair value through other comprehensive income:
Cash flow hedges	13
Marketable debt securities	12,832	10,324
Financial assets at cost:
Cash and cash equivalent	42,662	18,093
Short term bank deposits	18,413	22,175
Total assets measured at fair value through other comprehensive income	$73,920	$50,592

Total financial assets	$73,920	$50,592

Financial liabilities

Financial assets at fair value through profit or loss:

Foreign exchange forward contracts	$-	$6

Financial liabilities at fair value through other comprehensive income:

Cash flow hedges	$-	$58

Financial liabilities measured at amortized cost:

Bank loans	746	1,140
Leases	5,001	138
Total Financial liabilities measured at amortized cost:	$5,747	$1,278

Total financial and lease liabilities	$5,747	$1,342

Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments

December 31, 2019

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$24,830	-	-	-	-	$24,830
Other accounts payables	5,811	-	-	-	-	5,811
bank loans (including interest)	506	227	34	-	-	767
Lease liabilities (including interest)	1,198	1,000	797	1,352	1,364	5,711

	$32,345	$1,227	$831	$1,352	$1,364	$37,119

December 31, 2018

	Less than one year	1 to 2	2 to 3	3 to 5	Total

Trade payables	$17,285	-	-	-	$17,285
Other accounts payables	5,261	-	-	-	5,261
Long term bank loans and leases (including interest)	595	495	209	32	1,331

	$23,141	$495	$209	$32	$23,877

Schedule of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2019	Cumulative effect of initially applying IFRS 16 (1)	Payments	Foreign exchange movement	New loans and leases	Write off	December 31, 2019
	U.S. Dollars in thousands

Bank loans	$1,140	-	(475)	81	-	-	$746
Leases	138	4,717	(1,070)	406	870	(60)	5,001
Total	$1,278	$4,717	$(1,545)	$487	$870	$(60)	$5,747

(1)	Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded discounted operating lease commitment classified as a lease at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,023, $663 and $31 thousands, respectively.

Schedule of Carrying Amount and Fair Value of Financial Instruments

	Carrying Amount		Fair Value
	December 31,		December 31,
	2019	2018	2019	2018
	U.S. Dollars in thousands

Financial liabilities
Bank loans	746	1,140	754	1,139
Leases	5,001	138	5,583	136
Total Financial liabilities	$5,747	$1,278	$6,337	$1,275

Schedule of Financial Assets Measured at Fair Value

Financial assets (liabilities) measured at fair value:

Financial assets (liabilities) measured at fair value:	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2019
Debt securities (corporate and government) measured at fair value through other comprehensive income	$4,289	8,543
Derivatives instruments	-	15

	$4,289	$8,558

	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2018
Debt securities (corporate and government) measured fair value through other comprehensive income	$1,588	8,736
Derivatives instruments	-	(64)
	$1,588	$8,672

Schedule of Sensitivity Analysis for Market Risks

	December 31,
	2019	2018
	U.S. Dollars in thousands

Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:
5% increase in market price	$642	$519
5% decrease in market price	$(642)	$(519)

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(24)	$(21)
5% decrease in NIS	$24	$21
5% increase in Euro	$(552)	$(197)
5% decrease in Euro	$552	$197

Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments

	December 31,
	2019	2018
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$746	$1,140
Leases measured at amortized cost	4,973	-

	$5,719	$1,140
In USD:
Leases measured at amortized cost	$28	$138